Pledged Assets	12 Months Ended
Dec. 31, 2018
Disclosure of Pledged Assets [Abstract]
Disclosure of collateral [text block]
42.	Pledged Assets

The carrying amounts of the assets which the Company pledged as collateral were as follows:

		December 31,
Pledged assets	Pledged to secure	2017	2018
		(in thousands)
Restricted cash in banks (i)	Customs duties and guarantee for warranties	$87,105	91,753
Land and building (including investment property)	Long-term borrowings	42,031,020	27,696,480
Machinery and equipment	Long-term borrowings	17,143,591	37,317,602
		$59,261,716	65,105,835

(i) Classified as other current financial assets and other noncurrent assets by its liquidity.